Segment Information (Tables) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Summary company's segment results and segment assets

The following table presents summary results for each of the businesses for the three months ended April 30, 2021 and the three months ended April 30, 2020 (in thousands):

	Successor	Predecessor
	Three months ended	Three months ended
	April 30, 2021	April 30, 2020
Skillsoft
Revenues	$67,057	$84,318
Operating expenses	93,127	287,917
Operating (loss) income	(26,070)	(203,599)
SumTotal
Revenues	24,644	34,011
Operating expenses	26,277	168,157
Operating income (loss)	(1,633)	(134,146)
Consolidated
Revenues	91,701	118,329
Operating expenses	119,404	456,074
Operating income (loss)	(27,703)	(337,745)
Total non-operating (expense) income	(352)	910
Interest expense, net	(11,439)	(105,959)
Reorganization items, net	—	—
(Provision) benefit for income taxes	2,089	8,891
Net (loss) income	$(37,405)	$(433,903)

The Company’s segment assets primarily consist of cash and cash equivalents, accounts receivable, prepaid expenses, deferred taxes, property and equipment, goodwill and intangible assets. The following table sets forth the Company’s segment assets as of April 30, 2021 and January 31, 2021 (in thousands):

	April 30, 2021	January 31, 2021
Skillsoft	$1,313,124	$1,398,379
SumTotal	144,982	147,358
Corporate	—	—
Consolidated	$1,458,106	$1,545,737

The following table presents summary results for each of the businesses for the period August 28, 2020 through January 31, 2021 (Successor), February 1, 2020 through August 27, 2020 (Predecessor) and the fiscal years ended January 31, 2020 and 2019 (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year ended	Year ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Skillsoft
Revenues	$72,425	$196,238	$362,503	$378,316
Operating expenses	158,671	398,178	637,658	364,581
Operating (loss) income	(86,246)	(201,940)	(275,155)	13,735
SumTotal
Revenues	36,343	77,613	151,518	155,825
Operating expenses	49,269	205,483	279,579	162,906
Operating income (loss)	(12,926)	(127,870)	(128,061)	(7,081)
Consolidated
Revenues	108,768	273,851	514,021	534,141
Operating expenses	207,940	603,661	917,237	527,487
Operating income (loss)	(99,172)	(329,810)	(403,216)	6,654
Total non-operating (expense) income	3,452	1,268	(5,120)	(5,624)
Interest expense, net	(19,936)	(168,236)	(429,657)	(395,842)
Reorganization items, net	—	3,329,245	—	—
(Provision) benefit for income taxes	21,934	(68,455)	(11,212)	(5,027)
Net (loss) income	$(93,722)	$2,764,012	$(849,205)	$(399,839)

The Company’s segment assets primarily consist of cash and cash equivalents, accounts receivable, prepaid expenses, deferred taxes, property and equipment, goodwill and intangible assets. The following table sets forth the Company’s segment assets as of January 31, 2021 and January 31, 2020 (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
Skillsoft	$1,398,379	$1,655,474
SumTotal	147,358	330,785
Corporate	—	6
Consolidated	$1,545,737	$1,986,265

Schedule company's long-lived tangible assets by geographic region

The following table sets forth the Company’s long-lived tangible assets by geographic region for the years ended April 30, 2021 and January 31, 2021 (in thousands):

	April 30, 2021	January 31, 2021
United States	$9,019	$10,613
Ireland	499	609
Rest of world	2,280	2,558
Total	$11,798	$13,780

	Successor	Predecessor
	January 31, 2021	January 31, 2020
United States	$10,613	$13,469
Ireland	609	897
Rest of world	2,558	3,536
Total	$13,780	$17,902